Reporting on Financial Instruments - Schedule of Financial Assets and Liabilities Measured on Recurring Basis (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Fair value	€ 20,579	€ 17,227
Carrying amount	20,579	17,227
Net gains or losses	(178)	(48)
Fair value	19,169	16,183
Carrying amount	19,169	16,183
Net gains or losses	(462)	(732)
Financial Liabilities Current [Member]
Statement Line Items [Line Items]
Fair value	1,139	1,212
Carrying amount	1,139	1,212
Net gains or losses	0	0
Trade Payables [Member]
Statement Line Items [Line Items]
Fair value	1,623	4,196
Carrying amount	1,623	4,196
Net gains or losses	53	(2)
Other Financial Liabilities [Member]
Statement Line Items [Line Items]
Fair value	90	99
Carrying amount	90	99
Net gains or losses	0	0
Financial Liabilities Non-Current [Member]
Statement Line Items [Line Items]
Fair value	21,561	20,647
Carrying amount	21,561	20,647
Net gains or losses	0	0
Financial Liabilities [Member]
Statement Line Items [Line Items]
Fair value	24,413	26,155
Carrying amount	24,413	26,155
Net gains or losses	53	(2)
Financial Liabilities at Fair Value Through Profit or Loss - Financial Liabilities Non-Current [Member]
Statement Line Items [Line Items]
Fair value	1,174	1,462
Carrying amount	1,174	1,462
Net gains or losses	288	(82)
Financial Liabilities at Fair Value Through Profit or Loss - Other Financial Liabilities, Non-current [Member]
Statement Line Items [Line Items]
Fair value	17,994	14,721
Carrying amount	17,994	14,721
Net gains or losses	(750)	(650)
Cash and Cash Equivalents [Member]
Statement Line Items [Line Items]
Fair value	16,546	11,119
Carrying amount	16,546	11,119
Net gains or losses	(125)	(15)
Trade Receivables [Member]
Statement Line Items [Line Items]
Fair value	3,501	5,031
Carrying amount	3,501	5,031
Net gains or losses	(53)	(33)
Other Financial Assets [Member]
Statement Line Items [Line Items]
Fair value	531	1,077
Carrying amount	531	1,077
Net gains or losses	€ 0	€ 0